Long-Term Debts (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Long-Term Debts [Abstract]
Schedule of Long-Term Debts

As of March 31, 2025 and September 30, 2024, long-term debts consist of the following:

				As of March 31, 2025		As of September 30, 2024
Bank and other financial institution	Annual Interest Rate	Start	End	Long- term	Long- term (current portions)	Long- term	Long- term (current portions)	Pledge
				USD		USD
The Shoko Chukin Bank	1.11%	05/26/2020	04/25/2030	82,456	20,174	96,838	21,110
The Shoko Chukin Bank	1.50%	02/04/2022	01/27/2025	-	-	-	21,780
Mizuho Bank	0.83%	03/25/2020	03/25/2025	-	-	-	6,855
Mizuho Bank	2.00%	06/01/2021	06/01/2031	105,070	20,013	120,419	20,942
Japan Finance Corporation	1.11%	07/16/2020	06/30/2030	140,227	36,424	164,328	38,115
Musashino Bank	1.50%	05/31/2022	06/02/2025	-	10,967	-	46,408
Japan Finance Corporation	0.46%	06/09/2020	04/20/2030	85,390	20,494	98,290	21,445
Japan Finance Corporation	0.38%	04/23/2021	03/20/2031	34,022	7,372	38,569	7,714
Kiraboshi Bank	0.50%	06/27/2023	05/30/2032	286,858	43,362	321,116	45,376
Zhongli International Financial Leasing Co. LTD	14.56%	08/11/2022	08/15/2025	-	57,420	-	130,625
Zhongli International Financial Leasing Co. LTD	13.63%	07/26/2022	07/26/2025	-	27,331	-	68,332	Vehicle
				734,023	243,557	839,560	428,702

As of September 30, 2024 and 2023, long-term debts consist of the following:

				As of September 30, 2024		As of September 30, 2023
Bank and other financial institution	Annual Interest Rate	Start	End	Long- term	Long- term (current portions)	Long- term	Long- term (current portions)	Pledge
				USD		USD
The Shoko Chuk in Bank	1.50%	05/09/2019	04/25/2024	-	-	-	26,768
The Shoko Chukin Bank	1.11%	05/26/2020	04/25/2030	96,838	21,110	113,070	20,237
The Shoko Chukin Bank	1.50%	02/04/2022	01/27/2025	-	21,780	20,879	67,456
Mizuho Bank	0.83%	03/25/2020	03/25/2025	-	6,855	6,572	13,411
Mizuho Bank	2.00%	06/01/2021	06/01/2031	120,419	20,942	135,515	20,076
Japan Finance Corporation	1.11%	07/16/2020	06/30/2030	164,328	38,115	194,071	36,539
Musashino Bank	1.50%	05/31/2022	06/02/2025	-	46,408	44,489	72,556
Japan Finance Corporation	0.46%	06/09/2020	04/20/2030	98,290	21,445	114,783	20,558
Japan Finance Corporation	0.38%	04/23/2021	03/20/2031	38,569	7,714	44,369	7,395
Kiraboshi Bank	0.50%	06/27/2023	05/30/2032	321,116	45,376	351,335	43,499
Caizhi Linghang (Xiamen) Investment Management Co., Ltd	3.75%	11/01/2022	10/31/2027	-	-	779,879	-
Zhongli International Financial Leasing Co. LTD	14.56%	08/11/2022	08/15/2025	-	130,625	125,640	137,061
Zhongli International Financial Leasing Co. LTD	13.63%	07/26/2022	07/26/2025	-	68,332	65,724	69,670	Vehicle
				839,560	428,702	1,996,326	535,226

Schedule of Contractual Maturities of the Group’s Long-Term Debts

The contractual maturities of the Group’s long-term debts as of March 31, 2025 were as follows:

Principle amount
Within 1 year	$243,557
1 - 2 years	141,134
2 - 3 years	141,134
3 - 4 years	141,134
4 - 5 years	141,134
Over 5 years	169,487
Total	$977,580

The contractual maturities of the Group’s long-term debts as of September 30, 2024 were as follows:

Principle amount
Within 1 year	$428,702
1 - 2 years	147,686
2 - 3 years	147,686
3 - 4 years	147,686
4 - 5 years	147,686
Over 5 years	248,817
Total	$1,268,263